Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (191,159)	$ (413,421)
Adjustments for:
Depreciation expense	26,014	19,502
Loss on disposal of a subsidiary	42,346
Deferred taxes		(7,964)
Changes in:
Accounts receivable	13,951	(27,941)
Other receivables	410	(190,068)
Prepaid expenses and other current assets	42,639	16,305
Other payables and accruals	(46,479)	(121,240)
Deferred revenue	46,147	(79,937)
Net cash (used in) operating activities	(66,131)	(804,764)
Cash flows from investing activities:
Additions to leasehold improvements and equipment	(56,616)	(1,047)
Proceeds from disposal of a subsidiary	307
Net cash used in investing activities	(56,309)	(1,047)
Cash flows from financing activities:
Proceeds from advances from related parties	111,059	60,627
Repayment of advances to related parties		(170,593)
Net cash (used in) provided by financing activities	111,059	(109,966)
Effect of exchange rate changes on cash and cash equivalents	3,174	(13,299)
Net (decrease) in cash and cash equivalents	(8,207)	(929,076)
Cash and cash equivalents at the beginning of period	298,106	1,165,793
Cash and cash equivalents at the end of period	289,899	236,717
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 608,147	$ 97,352